Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Performance Allocations
Realized	$ 2,223,841	$ 5,381,640	$ 5,653,452
Unrealized	(1,691,668)	(3,435,056)	8,675,246
Principal Investments
Realized	303,823	850,327	1,003,822
Unrealized	(603,154)	(1,563,849)	1,456,201
Total Investment Income (Loss)	232,842	1,233,062	16,788,721
Interest and Dividend Revenue	516,497	271,612	160,643
Other	(92,929)	184,557	203,086
Total Revenues	8,022,841	8,517,673	22,577,148
Expenses
Compensation and Benefits Compensation	2,785,447	2,569,780	2,161,973
Incentive Fee Compensation	281,067	207,998	98,112
Performance Allocations Compensation
Realized	900,859	2,225,264	2,311,993
Unrealized	(654,403)	(1,470,588)	3,778,048
Total Compensation and Benefits	3,312,970	3,532,454	8,350,126
General, Administrative and Other	1,117,305	1,092,671	917,847
Interest Expense	431,868	317,225	198,268
Fund Expenses	118,987	30,675	10,376
Total Expenses	4,981,130	4,973,025	9,476,617
Other Income (Loss)
Change in Tax Receivable Agreement Liability	(27,196)	22,283	(2,759)
Net Gains (Losses) from Fund Investment Activities	(56,801)	(105,142)	461,624
Total Other Income (Loss)	(83,997)	(82,859)	458,865
Income Before Provision for Taxes	2,957,714	3,461,789	13,559,396
Provision for Taxes	513,461	472,880	1,184,401
Net Income (Loss)	2,444,253	2,988,909	12,374,995
Net Income (Loss) Attributable to Redeemable Non-Controlling Interests in Consolidated Entities	(245,518)	(142,890)	5,740
Net Income Attributable to Non-Controlling Interests in Consolidated Entities	224,155	107,766	1,625,306
Net Income Attributable to Non-Controlling Interests in Blackstone Holdings	1,074,736	1,276,402	4,886,552
Net Income Attributable to Blackstone Inc.	$ 1,390,880	$ 1,747,631	$ 5,857,397
Net Income Per Share of Common Stock
Basic	$ 1.84	$ 2.36	$ 8.14
Diluted	$ 1.84	$ 2.36	$ 8.13
Weighted-Average Shares of Common Stock Outstanding
Basic	755,204,556	740,664,038	719,766,879
Diluted	755,419,936	740,942,399	720,125,043
Management and Advisory Fees, Net
Revenues
Revenues	$ 6,671,260	$ 6,303,315	$ 5,170,707
Incentive Fees
Revenues
Revenues	$ 695,171	$ 525,127	$ 253,991